UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  ------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ramius Capital Group, LLC
          ------------------------------------------------------
Address:  666 Third Avenue, 26th Floor
          ------------------------------------------------------
          New York, NY  10017
          ------------------------------------------------------

Form 13F File Number:     028-06309
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marran H. Ogilvie
          ------------------------------------------------
Title:    Chief Legal Officer
          ------------------------------------------------
Phone:    212-845-7908
          ------------------------------------------------
Signature, Place, and Date of Signing:

        /S/ Marran H. Ogilvie           New York, NY            11/14/03
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                               --------------

Form 13F Information Table Entry Total:         157
                                               -------------

Form 13F Information Table Value Total:        $553,502
                                               -------------
                                                (thousands)


List of Other Included Managers:  none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   Form 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7    COLUMN 8
--------------------------------- ---------- --------    --------   -------------------    ----------  --------    --------
                                  TITLE OF               VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                  CLASS     CUSIP     (x$1000)    PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------- --------- ---------  ---------    -------   --- ------  ----------  --------  ------- ----- ----
24/7 REAL MEDIA INC              COM        901314104       126     101200    SH            SOLE        N/A     SOLE

3COM CORP                        COM        885535104      1163     196700    SH            SOLE        N/A     SOLE

ACCLAIM ENTMT                COM PAR $0.02  004325205        45      51154    SH            SOLE        N/A     SOLE

ACTIVE POWER INC                 COM        00504W100        66      23699    SH            SOLE        N/A     SOLE

ADSTAR INC                       COM        00737P104        61      35890    SH            SOLE        N/A     SOLE

ADVANCE PCS                      COM        00790K109      1025      22500    SH            SOLE        N/A     SOLE

AES CORP                         COM        00130H105       334      45000    SH            SOLE        N/A     SOLE

AGERE SYS INC              NOTE 6.500% 12/1 00845VAA8     29670   23000000    SH            SOLE        N/A     SOLE

ALEXANDERS INC                   COM        014752109       211       2000    SH            SOLE        N/A     SOLE

ALEXION PHARMACEUTICALS
 INC                      NOTE 5.750% 3/1   015351AB5      4293    5500000    SH            SOLE        N/A     SOLE

AMERICAN INTL GROUP INC        DBCV 11/0    026874AP2     19650   30000000    SH            SOLE        N/A     SOLE

AMERICAN BANK INC PA             COM        024343105       142      17462    SH            SOLE        N/A     SOLE

ANADARKO PETE CORP               COM        032511107       276       6600    SH            SOLE        N/A     SOLE

ASHANTI GOLDFIELDS LTD       GLOB DEP RCPT  043743202      1019      97500    SH            SOLE        N/A     SOLE

AVAYA INC                      NOTE 10/3    053499AA7      9778   17500000    SH            SOLE        N/A     SOLE

AVITAR INC NEW                   COM        053801106        14      80000    SH            SOLE        N/A     SOLE

AXONYX INC                       COM        05461R101        68      14928    SH            SOLE        N/A     SOLE

BANTA CORP                       COM        066821109      5040     140000    SH            SOLE        N/A     SOLE

BARPOINTCOM INC                  COM        068296102      1960     140000    SH            SOLE        N/A     SOLE

BOYD GAMING CORP                 COM        103304101      1297      85000    SH            SOLE        N/A     SOLE

BP PLC                           COM        055622104      2105      50000    SH            SOLE        N/A     SOLE

CAPITAL TRUST INC MD             CL A NEW   14052H506       521      26300    SH            SOLE        N/A     SOLE

CB BANCSHARES INC HAWAII         COM        124785106       918      14991    SH            SOLE        N/A     SOLE

CELSION CORPORATION              COM        15117N107        29      27000    SH            SOLE        N/A     SOLE

CHATEAU CMNTYS INC               COM        161726104       744      25000    SH            SOLE        N/A     SOLE

CHATTEM INC                      COM        162456107       416      30000    SH            SOLE        N/A     SOLE

CIENA CORP               NOTE 3.750% 2/0    171779AA9      6308    7465000    SH            SOLE        N/A     SOLE

CIMA LABS INC                    COM        171796105      1445      51700    SH            SOLE        N/A     SOLE

CIPHERGEN BIOSYSTEMS INC         COM        17252Y104       124      10000    SH            SOLE        N/A     SOLE

COMPUTER HORIZONS CORP           COM        205908106       190      51211    SH            SOLE        N/A     SOLE

CONNECTICUT BANCSHARES INC       COM        207540105       769      15000    SH            SOLE        N/A     SOLE

CONSECO INC                  COM NEW        208464883       903      50000    SH            SOLE        N/A     SOLE

COSINE COMMUNICATIONS INC        COM        221222607       242      40000    SH            SOLE        N/A     SOLE

COVALENT GROUP INC               COM        222815102        84      34655    SH            SOLE        N/A     SOLE

CPI CORP                         COM        125902106     11040     600000    SH            SOLE        N/A     SOLE

CYBERONICS                       COM        23251P102       324      10500    SH            SOLE        N/A     SOLE

DANA CORP                        COM        235811106       694      45000    SH            SOLE        N/A     SOLE

DIAGEO PLC              SPON ADR NEW        25243Q205      1104      25000    SH            SOLE        N/A     SOLE

DIAL CORP NEW                    COM       25247D101       2154     100000    SH            SOLE        N/A     SOLE

DISNEY WALT CO           NOTE 2.125% 4/1   254687AU0      25688   25000000    SH            SOLE        N/A     SOLE

DUPONT PHOTOMASKS INC            COM       26613X101        974     429000    SH            SOLE        N/A     SOLE

DYNABAZAAR INC                   COM       26779R104        527     313695    SH            SOLE        N/A     SOLE

ELECTRONIC DATA SYS NEW      NOTE 10/1     285661AB0      38160   48000000    SH            SOLE        N/A     SOLE

EMCOR GROUP INC                  COM       29084Q100       1702      40000    SH            SOLE        N/A     SOLE

ELDER-BEERMAN STORES CORP NE     COM       284470101       1196     150000    SH            SOLE        N/A     SOLE

ENTROPIN INC                     COM       293844106         37      78780    SH            SOLE        N/A     SOLE

FAB IND INC                      COM       302747100       1086     149850    SH            SOLE        N/A     SOLE

FAIRCHILD SEMICONDUCTOR
 CORP                    NOTE 5.000% 11/0  303727AJ0       2940    3000000    SH            SOLE        N/A     SOLE

FIDELITY NATIONAL SOLTNS INC     COM       31620P109        311      12500    SH            SOLE        N/A     SOLE

FOUR SEASONS HOTEL INC        NOTE 9/2     35100EAD6      13135   40500000    SH            SOLE        N/A     SOLE

GARDEN FRESH RESTAURANT CORP     COM       365235100        167      10500    SH            SOLE        N/A     SOLE

GLOBALSANTAFE CORP               SHS      KYG3930E1017     2159      90133    SH            SOLE        N/A     SOLE

GUCCI GROUP NV              COM NY REG     401566104       2537      30100    SH            SOLE        N/A     SOLE

GUITAR CTR MGMT INC      NOTE 4.000% 7/1   402040AC3       7600    6500000    SH            SOLE        N/A     SOLE

HALLWOOD RLTY PARTNERS LP  DEPOSIT UT NEW  40636T203        381       3000    SH            SOLE        N/A     SOLE

HANOVER COMPRESSOR CO     NOTE 4.750% 3/1  410768AC9      12608   13855000    SH            SOLE        N/A     SOLE

HCC INS HLDGS INC                COM       404132AA0       8640    8000000    SH            SOLE        N/A     SOLE

HEALTHSOUTH CORP                 COM       421924101       1819     616500    SH            SOLE        N/A     SOLE

HILTON HOTELS CORP        NOTE 3.375% 4/1  432848AY5      15731   15000000    SH            SOLE        N/A     SOLE

HOLLY CORP                  COM PAR $0.01  435758305       3117     125800    SH            SOLE        N/A     SOLE

HOOKER FURNITURE CORP            COM       439038100        663      19478    SH            SOLE        N/A     SOLE

HOUSEHOLD DIRECT INC             COM       441810108          0     250000    SH            SOLE        N/A     SOLE

HYPERTENSION DIAGNOSTICS INC     COM       44914V104         12      26400    SH            SOLE        N/A     SOLE

IGEN INTL INC                    COM       449536101        432       7500    SH            SOLE        N/A     SOLE

IMANAGE INC                      COM       45245Y105       1034     155500    SH            SOLE        N/A     SOLE

INFINITY PPTY & CAS CORP         COM       45665Q103       1546      55000    SH            SOLE        N/A     SOLE

INFORMATION RES INC              COM       456905108       3242     704700    SH            SOLE        N/A     SOLE

INTEGRATED DEFENSE TECHNOLOG     COM       45819B101        755      45000    SH            SOLE        N/A     SOLE

INTERNAP NETWORK SVCS CORP       COM       45885A102         41      33370    SH            SOLE        N/A     SOLE

INTERNATIONAL BUSINESS MACHS     COM       459200101        883      10000    SH            SOLE        N/A     SOLE

INTERNATIONAL FLAVORS&FRANGRA    COM       459506101       2316      70000    SH            SOLE        N/A     SOLE

INTERNET CAP GROUP INC           COM       46059C106         26      57550    SH            SOLE        N/A     SOLE

INTERTAN INC                     COM       461120107       3284     358900    SH            SOLE        N/A     SOLE

INTRAWEST CORPORATION           COM NEW    460915200       1494     106800    SH            SOLE        N/A     SOLE

ISCO INTL INC                    COM       46426P103         29     119300    SH            SOLE        N/A     SOLE

ISHARES INC               MSCI JAPAN       464286848       1007     115000    SH            SOLE        N/A     SOLE

JNI CORP                         COM       46622G105        834     120000    SH            SOLE        N/A     SOLE

HANCOCK JOHN FINL SVCS INC       COM       41014S106       2282      67500    SH            SOLE        N/A     SOLE

KEYNOTE SYS INC                  COM       493308100        560      50000    SH            SOLE        N/A     SOLE

LA QUINTA CORP              PAIRED CTF     50419U202       1059     172900    SH            SOLE        N/A     SOLE

LAMAR ADVERTISING CO     NOTE 2.875% 12/3  512815AG6       7809    8500000    SH            SOLE        N/A     SOLE

LEGATO SYS INC                   COM       524651106       1695     150000    SH            SOLE        N/A     SOLE

LEH BROS HLDGS INC            FRNT 4/0     524908EC0      22500   22500000    SH            SOLE        N/A     SOLE

LEUCADIA NATL CORP               COM       527288104        655      17300    SH            SOLE        N/A     SOLE

LIQUID AUDIO INC                 COM       53631T102         29      89500    SH            SOLE        N/A     SOLE

LOWES COS INC             NOTE 0.861% 10/1 548661CG0      25969   25000000    SH            SOLE        N/A     SOLE

LUBRIZOL CORP                    COM       549271104       1191      36700    SH            SOLE        N/A     SOLE

LUCENT TECHNOLOGIES INC   DBCV 2.750% 6/1  549463AG2      16450   17500000    SH            SOLE        N/A     SOLE

LUCENT TECHNOLOGIES INC   DBCV 2.750% 6/1  549463AH0       9650   10000000    SH            SOLE        N/A     SOLE

MAXWELL SHOE INC                 CL A      577766108       3304     230242    SH            SOLE        N/A     SOLE

MCLEODUSA INC                    CL A      582266706         15      10584    SH            SOLE        N/A     SOLE

MEDAREX INC               NOTE 4.500% 7/0  583916AA9      14826   17990000    SH            SOLE        N/A     SOLE

MEDIACOM COMMUNICATION
 CORP                     NOTE 5.250% 7/0  58446KAA3      16038   17500000    SH            SOLE        N/A     SOLE

MERCK & CO INC                   COM       589331107        347       6850    SH            SOLE        N/A     SOLE

MERRILL LYNCH & CO INC         FRNT 3/1    590188A73      37139   36500000    SH            SOLE        N/A     SOLE

MICROHELIX INC                   COM       59507X101          6      10873    SH            SOLE        N/A     SOLE

MONY GROUP INC                   COM       615337102       1123      34500    SH            SOLE        N/A     SOLE

MUELLER INDS INC                 COM       624756102        713      28000    SH            SOLE        N/A     SOLE

NEW FOCUS INC                    COM       644383101       1698     378200    SH            SOLE        N/A     SOLE

NEWHALL LAND & FARMING CO CA     COM       651426108       1067      27000    SH            SOLE        N/A     SOLE

NEWMONT MINING CORP              COM       651639106        274       7000    SH            SOLE        N/A     SOLE

OFFICEMAX INC                    COM       67622M108       1827     195000    SH            SOLE        N/A     SOLE

OREGON STL MLS INC               COM       686079104        532     200000    SH            SOLE        N/A     SOLE

OSI SYSTEMS INC                  COM       671044105        433      25000    SH            SOLE        N/A     SOLE

OXFORD HEALTH PLANS              COM       691471106       2479      60000    SH            SOLE        N/A     SOLE

PENN VA CORP                     COM       707882106        301       6800    SH            SOLE        N/A     SOLE

PEREGRINE PHARMACEUTICALS IN     COM       713661106         49      22553    SH            SOLE        N/A     SOLE

PERFORMANCE FOOD GROUP
 CO                    NOTE 5.500% 10/1    713755AA4      15137   11500000    SH            SOLE        N/A     SOLE

PINNACOR INC                     COM       723487104        345     150000    SH            SOLE        N/A     SOLE

PMI GROUP INC                    COM       69344M101       2025      60000    SH            SOLE        N/A     SOLE

PORTFOLIO RECOVERY ASSOC IN      COM       73640Q105       1779      70000    SH            SOLE        N/A     SOLE

PRESIDENTIAL LIFE CORP           COM       740884101       4379     287900    SH            SOLE        N/A     SOLE

PRINTCAFE SOFTWARE INC           COM       742562101        385     149916    SH            SOLE        N/A     SOLE

PROASSURANCE CORP                COM       74267C106       1808      70000    SH            SOLE        N/A     SOLE

PROSOFTTRAINING                  COM       743477101          9      20352    SH            SOLE        N/A     SOLE

QUANEX CORP                      COM       747620102       1008      30000    SH            SOLE        N/A     SOLE

RADIAN GROUP IN                  COM       750236101       1110      25000    SH            SOLE        N/A     SOLE

REGISTER COM INC                 COM       75914G101       1303     288823    SH            SOLE        N/A     SOLE

RELIANT RES INC                  COM       75952B105        128      25000    SH            SOLE        N/A     SOLE

RESORTQUEST INTL INC             COM       761183102        985     149170    SH            SOLE        N/A     SOLE

RF MICRODEVICES INC      NOTE 3.750% 8/1   749941AB6      13731   13800000    SH            SOLE        N/A     SOLE

R H DONNELLEY CORP             COM NEW     74955W307       1875      46400    SH            SOLE        N/A     SOLE

RIGHT MGMT CONSULTANTS INC       COM       766573109        542      30000    SH            SOLE        N/A     SOLE

ROADWAY CORP                     COM       769742107        878      18000    SH            SOLE        N/A     SOLE

SANMINA SCI CORP            SDCV 9/1       800907AD9       3703    7500000    SH            SOLE        N/A     SOLE

SCHERING PLOUGH CORP             COM       806605101       1981     130000    SH            SOLE        N/A     SOLE

SCI SYS INC              NOTE 3.000% 3/1   783890AF3       7917    8700000    SH            SOLE        N/A     SOLE

SCIENTIFIC GAMES CORP            CL A      80874P109       4562     400150    SH            SOLE        N/A     SOLE

SEATTLE GENETICS INC             COM       812578102        141      23222    SH            SOLE        N/A     SOLE

SIRIUS SATELLITE RADIO
 INC                    NOTE 3.500% 6/0    82966UAA1      12771    8500000    SH            SOLE        N/A     SOLE

SIRUS SATELLITE RADIO INC        COM       82966U103        183     100389    SH            SOLE        N/A     SOLE

SKYLINE CORP                     COM       830830105        773      24150    SH            SOLE        N/A     SOLE

SPS TECHNOLOGIES INC             COM       784626103       1350      30000    SH            SOLE        N/A     SOLE

ST FRANCIS CAP CORP              COM       789374105        627      21300    SH            SOLE        N/A     SOLE

STANDARD REGISTER CO             COM       853887107        996      60000    SH            SOLE        N/A     SOLE

STERLING BANCORP                 COM       859158107        879      32665    SH            SOLE        N/A     SOLE

STRIDE RITE CORP                 COM       863314100        788      73000    SH            SOLE        N/A     SOLE

SUPERVALU INC                NOTE 11/0     868536AP8       5603   18000000    SH            SOLE        N/A     SOLE

SYLVAN INC                       COM       871371100        187      18700    SH            SOLE        N/A     SOLE

TAUBMAN CTRS INC                 COM       876664103        735      37500    SH            SOLE        N/A     SOLE

TECUMSEH PRODUCTS CO             CL A      878895200       1119      30000    SH            SOLE        N/A     SOLE

TERREMARK WORLDWIDE INC          COM       881448104         98     140000    SH            SOLE        N/A     SOLE

THOMAS & BETTS CORP              COM       884315102       1016      64100    SH            SOLE        N/A     SOLE

TIER TECHNOLOGIES IN             CL A      88650Q100        977     109600    SH            SOLE        N/A     SOLE

TITAN CORP                       COM       888266103       1160      55682    SH            SOLE        N/A     SOLE

TRICO MARINE SERVICES INC        COM       896106101        469     220100    SH            SOLE        N/A     SOLE

TRUST CO OF NJ JERSEY CITY       COM       898304100       1023      32000    SH            SOLE        N/A     SOLE

TYCO INTL GROUP SA     DBCV 3.125% 1/1     902118BE7      13515   12000000    SH            SOLE        N/A     SOLE

UNITED INDL CORP                 COM       910671106        239      15000    SH            SOLE        N/A     SOLE

US ONCOLOGY INC                  COM       90338W103        914     125000    SH            SOLE        N/A     SOLE

U S G CORP                       COM NEW   903293405       1293      75000    SH            SOLE        N/A     SOLE

U S I HOLDINGS CORP              COM       90333H101        586      45000    SH            SOLE        N/A     SOLE

VION PHARMACEUTICAL INC          COM       927624106         56      35700    SH            SOLE        N/A     SOLE

VIRAGEN INC                      COM       927638106         14      50000    SH            SOLE        N/A     SOLE

WARNACO GROUP INC                CL A NEW  934390402       2434     156341    SH            SOLE        N/A     SOLE

WILTEL COMMUNICATIONS GROUP IN   COM       972487102       1445      90000    SH            SOLE        N/A     SOLE

WYNDHAM INTL INC                 CL A      983101106         36      64956    SH            SOLE        N/A     SOLE
